UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

Legg Mason Batterymarch S&P 500 Index Fund

FORM N-Q

June 30, 2012

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited)	June 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.2%
BorgWarner Inc.	2,107	$138,198	*
Goodyear Tire & Rubber Co.	4,691	55,401	*
Johnson Controls Inc.	12,780	354,134

Total Auto Components		547,733

Automobiles - 0.4%
Ford Motor Co.	72,472	695,007
Harley-Davidson Inc.	4,455	203,727

Total Automobiles		898,734

Distributors - 0.1%
Genuine Parts Co.	2,930	176,532

Diversified Consumer Services - 0.1%
Apollo Group Inc., Class A Shares	2,025	73,285	*
DeVry Inc.	1,111	34,408
H&R Block Inc.	5,589	89,312

Total Diversified Consumer Services		197,005

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	8,763	300,308
Chipotle Mexican Grill Inc.	599	227,590	*
Darden Restaurants Inc.	2,459	124,499
International Game Technology	6,344	99,918
Marriott International Inc., Class A Shares	5,067	198,626
McDonald’s Corp.	19,474	1,724,033
Starbucks Corp.	14,546	775,593
Starwood Hotels & Resorts Worldwide Inc.	3,786	200,810
Wyndham Worldwide Corp.	2,791	147,197
Wynn Resorts Ltd.	1,496	155,165
Yum! Brands Inc.	8,868	571,277

Total Hotels, Restaurants & Leisure		4,525,016

Household Durables - 0.3%
D.R. Horton Inc.	5,467	100,483
Harman International Industries Inc.	1,323	52,391
Leggett & Platt Inc.	2,649	55,973
Lennar Corp., Class A Shares	3,168	97,923
Newell Rubbermaid Inc.	5,486	99,516
Pulte Homes Inc.	6,675	71,422	*
Stanley Black & Decker Inc.	3,188	205,180
Whirlpool Corp.	1,447	88,499

Total Household Durables		771,387

Internet & Catalog Retail - 1.0%
Amazon.com Inc.	6,763	1,544,331	*
Expedia Inc.	1,699	81,671
Netflix Inc.	1,040	71,209	*
Priceline.com Inc.	927	616,010	*
TripAdvisor Inc.	1,846	82,497	*

Total Internet & Catalog Retail		2,395,718

Leisure Equipment & Products - 0.1%
Hasbro Inc.	2,206	74,717
Mattel Inc.	6,474	210,017

Total Leisure Equipment & Products		284,734

Media - 3.4%
Cablevision Systems Corp., New York Group, Class A Shares	4,236	56,296
CBS Corp., Class B Shares	12,302	403,260
Comcast Corp., Class A Shares	51,892	1,658,987
DIRECTV, Class A Shares	12,586	614,449	*
Discovery Communications Inc., Class A Shares	4,790	258,660	*
Gannett Co. Inc.	4,506	66,373

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Media - 3.4% (continued)
Interpublic Group of Cos. Inc.	8,316	$90,229
McGraw-Hill Cos. Inc.	5,239	235,755
News Corp., Class A Shares	40,181	895,634
Omnicom Group Inc.	5,131	249,367
Scripps Networks Interactive, Class A Shares	1,753	99,676
Time Warner Cable Inc.	5,984	491,286
Time Warner Inc.	18,347	706,359
Viacom Inc., Class B Shares	10,057	472,880
Walt Disney Co.	34,273	1,662,240
Washington Post Co., Class B Shares	91	34,018

Total Media		7,995,469

Multiline Retail - 0.8%
Big Lots Inc.	1,203	49,070	*
Dollar Tree Inc.	4,414	237,473	*
Family Dollar Stores Inc.	2,280	151,574
J.C. Penney Co. Inc.	2,819	65,711
Kohl’s Corp.	4,552	207,071
Macy’s Inc.	7,931	272,430
Nordstrom Inc.	3,060	152,051
Sears Holdings Corp.	731	43,641	*
Target Corp.	12,530	729,121

Total Multiline Retail		1,908,142

Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A Shares	1,533	52,337
AutoNation Inc.	791	27,906	*
AutoZone Inc.	504	185,054	*
Bed Bath & Beyond Inc.	4,452	275,134	*
Best Buy Co. Inc.	5,221	109,432
CarMax Inc.	4,354	112,943	*
GameStop Corp., Class A Shares	2,398	44,027
Gap Inc.	6,446	176,362
Home Depot Inc.	29,431	1,559,549
Limited Brands Inc.	4,577	194,660
Lowe’s Cos. Inc.	22,842	649,626
O’Reilly Automotive Inc.	2,387	199,959	*
Ross Stores Inc.	4,323	270,058
Sherwin-Williams Co.	1,602	212,025
Staples Inc.	13,042	170,198
Tiffany & Co.	2,358	124,856
TJX Cos. Inc.	14,140	607,030
Urban Outfitters Inc.	2,112	58,270	*

Total Specialty Retail		5,029,426

Textiles, Apparel & Luxury Goods - 0.6%
Coach Inc.	5,380	314,622
Fossil Inc.	993	76,004	*
NIKE Inc., Class B Shares	6,742	591,813
Ralph Lauren Corp.	1,245	174,375
V.F. Corp.	1,646	219,659

Total Textiles, Apparel & Luxury Goods		1,376,473

TOTAL CONSUMER DISCRETIONARY		26,106,369

CONSUMER STAPLES - 11.1%
Beverages - 2.8%
Beam Inc.	3,005	187,782
Brown-Forman Corp., Class B Shares	1,922	186,146
Coca-Cola Co.	42,983	3,360,841
Coca-Cola Enterprises Inc.	5,631	157,893
Constellation Brands Inc., Class A Shares	3,127	84,617	*
Dr. Pepper Snapple Group Inc.	3,947	172,681
Molson Coors Brewing Co., Class B Shares	3,005	125,038
Monster Beverage Corp.	2,900	206,480	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Beverages - 2.8% (continued)
PepsiCo Inc.	29,694	$2,098,178

Total Beverages		6,579,656

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	8,346	792,870
CVS Caremark Corp.	24,409	1,140,632
Kroger Co.	11,179	259,241
Safeway Inc.	4,658	84,543
Sysco Corp.	11,180	333,276
Wal-Mart Stores Inc.	32,480	2,264,506
Walgreen Co.	16,625	491,767
Whole Foods Market Inc.	3,088	294,348

Total Food & Staples Retailing		5,661,183

Food Products - 1.7%
Archer-Daniels-Midland Co.	12,373	365,251
Campbell Soup Co.	3,356	112,023
ConAgra Foods Inc.	7,814	202,617
Dean Foods Co.	3,526	60,048	*
General Mills Inc.	12,182	469,494
H.J. Heinz Co.	6,075	330,358
Hershey Co.	2,860	206,006
Hormel Foods Corp.	2,572	78,240
J.M. Smucker Co.	2,128	160,707
Kellogg Co.	4,706	232,147
Kraft Foods Inc., Class A Shares	33,555	1,295,894
McCormick & Co. Inc., Non Voting Shares	2,508	152,110
Mead Johnson Nutrition Co., Class A Shares	3,961	318,900
Tyson Foods Inc., Class A Shares	5,414	101,946

Total Food Products		4,085,741

Household Products - 2.1%
Clorox Co.	2,479	179,628
Colgate-Palmolive Co.	9,066	943,771
Kimberly-Clark Corp.	7,451	624,170
Procter & Gamble Co.	51,986	3,184,143

Total Household Products		4,931,712

Personal Products - 0.1%
Avon Products Inc.	8,134	131,852
Estee Lauder Cos. Inc., Class A Shares	4,236	229,253

Total Personal Products		361,105

Tobacco - 2.0%
Altria Group Inc.	38,704	1,337,223
Lorillard Inc.	2,467	325,521
Philip Morris International Inc.	32,659	2,849,824
Reynolds American Inc.	6,340	284,476

Total Tobacco		4,797,044

TOTAL CONSUMER STAPLES		26,416,441

ENERGY - 10.6%
Energy Equipment & Services - 1.6%
Baker Hughes Inc.	8,420	346,062
Cameron International Corp.	4,639	198,132	*
Diamond Offshore Drilling Inc.	1,323	78,229
FMC Technologies Inc.	4,626	181,478	*
Halliburton Co.	17,625	500,374
Helmerich & Payne Inc.	2,017	87,699
Nabors Industries Ltd.	5,476	78,854	*
National-Oilwell Varco Inc.	8,084	520,933
Noble Corp.	4,826	156,990	*
Rowan Cos. PLC, Class A Shares	2,385	77,107	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Energy Equipment & Services - 1.6% (continued)
Schlumberger Ltd.	25,617	$1,662,799

Total Energy Equipment & Services		3,888,657

Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources Inc.	4,223	36,782	*
Anadarko Petroleum Corp.	9,529	630,820
Apache Corp.	7,574	665,679
Cabot Oil & Gas Corp.	4,282	168,711
Chesapeake Energy Corp.	12,739	236,945
Chevron Corp.	37,737	3,981,253
ConocoPhillips	24,015	1,341,958
CONSOL Energy Inc.	4,400	133,056
Denbury Resources Inc.	7,520	113,627	*
Devon Energy Corp.	7,647	443,450
EOG Resources Inc.	5,162	465,148
Exxon Mobil Corp.	89,098	7,624,116
Hess Corp.	5,821	252,922
Kinder Morgan Inc.	9,557	307,927
Marathon Oil Corp.	13,296	339,979
Marathon Petroleum Corp.	6,484	291,261
Murphy Oil Corp.	3,667	184,413
Newfield Exploration Co.	2,519	73,832	*
Noble Energy Inc.	3,363	285,250
Occidental Petroleum Corp.	15,278	1,310,394
Peabody Energy Corp.	5,156	126,425
Phillips 66	12,048	400,476	*
Pioneer Natural Resources Co.	2,291	202,089
QEP Resources Inc.	3,436	102,977
Range Resources Corp.	3,156	195,262
Southwestern Energy Co.	6,825	217,922	*
Spectra Energy Corp.	12,349	358,862
Sunoco Inc.	1,991	94,572
Tesoro Corp.	2,599	64,871	*
Valero Energy Corp.	10,460	252,609
Williams Cos. Inc.	11,751	338,664
WPX Energy Inc.	3,911	63,280	*

Total Oil, Gas & Consumable Fuels		21,305,532

TOTAL ENERGY		25,194,189

FINANCIALS - 14.2%
Capital Markets - 1.8%
Ameriprise Financial Inc.	4,167	217,767
Bank of New York Mellon Corp.	22,747	499,297
BlackRock Inc.	2,419	410,794
Charles Schwab Corp.	20,700	267,651
E*TRADE Financial Corp.	4,852	39,010	*
Federated Investors Inc., Class B Shares	1,793	39,177
Franklin Resources Inc.	2,692	298,785
Goldman Sachs Group Inc.	9,352	896,483
Invesco Ltd.	8,474	191,512
Legg Mason Inc.	2,345	61,838	(a)
Morgan Stanley	29,158	425,415
Northern Trust Corp.	4,595	211,462
State Street Corp.	9,176	409,617
T. Rowe Price Group Inc.	4,885	307,560

Total Capital Markets		4,276,368

Commercial Banks - 2.9%
BB&T Corp.	13,382	412,835
Comerica Inc.	3,777	115,992
Fifth Third Bancorp	17,646	236,456
First Horizon National Corp.	4,851	41,961
Huntington Bancshares Inc.	16,472	105,421
KeyCorp	18,234	141,131
M&T Bank Corp.	2,418	199,654

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 2.9% (continued)
PNC Financial Services Group Inc.	9,951	$608,106
Regions Financial Corp.	27,138	183,182
SunTrust Banks Inc.	10,171	246,443
U.S. Bancorp	36,114	1,161,426
Wells Fargo & Co.	101,266	3,386,335
Zions Bancorporation	3,548	68,902

Total Commercial Banks		6,907,844

Consumer Finance - 0.9%
American Express Co.	18,796	1,094,115
Capital One Financial Corp.	11,101	606,781
Discover Financial Services	10,066	348,082
SLM Corp.	9,328	146,543

Total Consumer Finance		2,195,521

Diversified Financial Services - 2.9%
Bank of America Corp.	206,804	1,691,657
Citigroup Inc.	55,570	1,523,174
CME Group Inc.	1,254	336,210
IntercontinentalExchange Inc.	1,397	189,964	*
JPMorgan Chase & Co.	71,752	2,563,699
Leucadia National Corp.	3,753	79,826
Moody’s Corp.	3,691	134,906
Nasdaq OMX Group Inc.	2,294	52,005
NYSE Euronext	4,800	122,784
Principal Financial Group Inc.	5,734	150,403

Total Diversified Financial Services		6,844,628

Insurance - 3.4%
ACE Ltd.	6,487	480,881
AFLAC Inc.	9,081	386,760
Allstate Corp.	9,335	327,565
American International Group Inc.	12,306	394,900	*
Aon PLC	6,128	286,668
Assurant Inc.	1,628	56,720
Berkshire Hathaway Inc., Class B Shares	33,180	2,764,889	*
Chubb Corp.	5,138	374,149
Cincinnati Financial Corp.	3,071	116,913
Genworth Financial Inc., Class A Shares	9,325	52,779	*
Hartford Financial Services Group Inc.	8,343	147,087
Lincoln National Corp.	5,484	119,935
Loews Corp.	5,812	237,769
Marsh & McLennan Cos. Inc.	10,313	332,388
MetLife Inc.	19,852	612,434
Progressive Corp.	11,472	238,962
Prudential Financial Inc.	8,926	432,286
Torchmark Corp.	1,876	94,832
Travelers Cos. Inc.	7,449	475,544
Unum Group	5,351	102,365
XL Group PLC	5,900	124,136

Total Insurance		8,159,962

Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	7,524	526,003
Apartment Investment and Management Co., Class A Shares	2,544	68,764
AvalonBay Communities Inc.	1,814	256,645
Boston Properties Inc.	2,862	310,155
Equity Residential	5,756	358,944
HCP Inc.	8,115	358,277
Health Care REIT Inc.	4,073	237,456
Host Hotels & Resorts Inc.	13,750	217,525
Kimco Realty Corp.	7,802	148,472
Plum Creek Timber Co. Inc.	3,052	121,164
Prologis Inc.	8,653	287,539
Public Storage Inc.	2,706	390,774
Simon Property Group Inc.	5,731	892,088

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Real Estate Investment Trusts - 2.1% (continued)
Ventas Inc.	5,545	$350,000
Vornado Realty Trust	3,539	297,205
Weyerhaeuser Co.	10,207	228,229

Total Real Estate Investment Trusts (REITs)		5,049,240

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	6,181	101,121	*

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp Inc.	10,182	64,859
People’s United Financial Inc.	6,795	78,890

Total Thrifts & Mortgage Finance		143,749

TOTAL FINANCIALS		33,678,433

HEALTH CARE - 11.7%
Biotechnology - 1.4%
Alexion Pharmaceuticals Inc.	3,660	363,438	*
Amgen Inc.	14,952	1,092,094
Biogen Idec Inc.	4,650	671,367	*
Celgene Corp.	8,579	550,429	*
Gilead Sciences Inc.	14,512	744,175	*

Total Biotechnology		3,421,503

Health Care Equipment & Supplies - 2.0%
Baxter International Inc.	10,185	541,333
Becton, Dickinson & Co.	3,816	285,246
Boston Scientific Corp.	27,278	154,666	*
C.R. Bard Inc.	1,569	168,573
CareFusion Corp.	4,159	106,803	*
Covidien PLC	9,100	486,850
DENTSPLY International Inc.	2,688	101,633
Edwards Lifesciences Corp.	2,304	238,003	*
Hospira Inc.	3,118	109,068	*
Intuitive Surgical Inc.	749	414,789	*
Medtronic Inc.	19,731	764,182
St. Jude Medical Inc.	5,829	232,635
Stryker Corp.	6,184	340,738
Thermo Fisher Scientific Inc.	6,904	358,387
Varian Medical Systems Inc.	2,105	127,921	*
Zimmer Holdings Inc.	3,346	215,349

Total Health Care Equipment & Supplies		4,646,176

Health Care Providers & Services - 2.0%
Aetna Inc.	6,513	252,509
AmerisourceBergen Corp.	4,778	188,014
Cardinal Health Inc.	6,546	274,932
CIGNA Corp.	5,471	240,724
Coventry Health Care Inc.	2,714	86,278
DaVita Inc.	1,768	173,635	*
Express Scripts Holding Co.	15,459	863,076	*
Humana Inc.	3,090	239,290
Laboratory Corporation of America Holdings	1,846	170,958	*
McKesson Corp.	4,480	420,000
Patterson Cos. Inc.	1,646	56,738
Quest Diagnostics Inc.	3,008	180,179
Tenet Healthcare Corp.	7,876	41,270	*
UnitedHealth Group Inc.	19,909	1,164,677
WellPoint Inc.	6,312	402,642

Total Health Care Providers & Services		4,754,922

Health Care Technology - 0.1%
Cerner Corp.	2,810	232,275	*

Life Sciences Tools & Services - 0.1%
Life Technologies Corp.	3,416	153,686	*
PerkinElmer Inc.	2,141	55,238

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 0.1% (coninued)
Waters Corp.	1,687	$134,066	*

Total Life Sciences Tools & Services		342,990

Pharmaceuticals - 6.1%
Abbott Laboratories	29,865	1,925,397
Allergan Inc.	5,828	539,498
Bristol-Myers Squibb Co.	32,052	1,152,269
Eli Lilly & Co.	19,298	828,077
Forest Laboratories Inc.	5,040	176,350	*
Johnson & Johnson	52,402	3,540,279
Merck & Co. Inc.	57,729	2,410,186
Mylan Inc.	8,039	171,793	*
Perrigo Co.	1,764	208,028
Pfizer Inc.	143,041	3,289,943
Watson Pharmaceuticals Inc.	2,400	177,576	*

Total Pharmaceuticals		14,419,396

TOTAL HEALTH CARE		27,817,262

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.9%
Boeing Co.	14,033	1,042,652
General Dynamics Corp.	6,831	450,573
Goodrich Corp.	2,366	300,245
Honeywell International Inc.	14,667	819,005
L-3 Communications Holdings Inc.	1,877	138,917
Lockheed Martin Corp.	5,042	439,057
Northrop Grumman Corp.	4,787	305,363
Precision Castparts Corp.	2,752	452,677
Raytheon Co.	6,361	359,969
Rockwell Collins Inc.	2,743	135,367

Total Aerospace & Defense		4,443,825

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide Inc.	3,094	181,092
Expeditors International of Washington Inc.	4,059	157,286
FedEx Corp.	5,970	546,912
Ryder System Inc.	961	34,605
United Parcel Service Inc., Class B Shares	18,288	1,440,363

Total Air Freight & Logistics		2,360,258

Airlines - 0.1%
Southwest Airlines Co.	14,440	133,137

Building Products - 0.0%
Masco Corp.	6,902	95,731

Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	1,950	53,313
Cintas Corp.	2,088	80,618
Iron Mountain Inc.	3,211	105,834
Pitney Bowes Inc.	3,764	56,347
R.R. Donnelley & Sons Co.	3,384	39,830
Republic Services Inc.	5,934	157,013
Stericycle Inc.	1,607	147,314	*
Waste Management Inc.	8,655	289,077

Total Commercial Services & Supplies		929,346

Construction & Engineering - 0.1%
Fluor Corp.	3,192	157,493
Jacobs Engineering Group Inc.	2,440	92,378	*
Quanta Services Inc.	4,109	98,904	*

Total Construction & Engineering		348,775

Electrical Equipment - 0.5%
Cooper Industries PLC	2,999	204,472
Emerson Electric Co.	13,778	641,779

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Electrical Equipment - 0.5% (coninued)
Rockwell Automation Inc.	2,673	$176,578
Roper Industries Inc.	1,843	181,683

Total Electrical Equipment		1,204,512

Industrial Conglomerates - 3.1%
3M Co.	13,148	1,178,061
General Electric Co.	199,989	4,167,771
Textron Inc.	5,343	132,880
Tyco International Ltd.	8,874	468,991
United Technologies Corp.	17,263	1,303,874

Total Industrial Conglomerates		7,251,577

Machinery - 2.0%
Caterpillar Inc.	12,343	1,048,044
Cummins Inc.	3,592	348,101
Danaher Corp.	10,905	567,932
Deere & Co.	7,620	616,229
Dover Corp.	3,432	183,990
Eaton Corp.	6,377	252,721
Flowserve Corp.	1,043	119,684
Illinois Tool Works Inc.	8,897	470,562
Ingersoll-Rand PLC	5,549	234,057
Joy Global Inc.	2,028	115,048
PACCAR Inc.	6,761	264,964
Pall Corp.	2,201	120,637
Parker Hannifin Corp.	2,821	216,878
Snap-on Inc.	1,096	68,226
Xylem Inc.	3,464	87,189

Total Machinery		4,714,262

Professional Services - 0.1%
Dun & Bradstreet Corp.	904	64,338
Equifax Inc.	2,332	108,671
Robert Half International Inc.	2,722	77,767

Total Professional Services		250,776

Road & Rail - 0.8%
CSX Corp.	19,695	440,380
Norfolk Southern Corp.	6,215	446,051
Union Pacific Corp.	9,054	1,080,233

Total Road & Rail		1,966,664

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,579	224,890
W. W. Grainger Inc.	1,146	219,161

Total Trading Companies & Distributors		444,051

TOTAL INDUSTRIALS		24,142,914

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.8%
Cisco Systems Inc.	102,252	1,755,667
F5 Networks Inc.	1,483	147,648	*
Harris Corp.	2,157	90,270
JDS Uniphase Corp.	4,324	47,564	*
Juniper Networks Inc.	9,852	160,686	*
Motorola Solutions Inc.	5,457	262,536
QUALCOMM Inc.	31,035	1,728,029

Total Communications Equipment		4,192,400

Computers & Peripherals - 5.5%
Apple Inc.	17,618	10,288,912	*
Dell Inc.	28,081	351,574	*
EMC Corp.	38,932	997,827	*
Hewlett-Packard Co.	37,343	750,968
Lexmark International Inc., Class A Shares	1,334	35,458

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Computers & Peripherals - 5.5% (continued)
NetApp Inc.	6,798	$216,312	*
SanDisk Corp.	4,518	164,817	*
Seagate Technology PLC	7,300	180,529
Western Digital Corp.	4,377	133,411	*

Total Computers & Peripherals		13,119,808

Electronic Equipment, Instruments & Components - 0.5%
Agilent Technologies Inc.	6,588	258,513
Amphenol Corp., Class A Shares	3,016	165,639
Corning Inc.	28,449	367,845
FLIR Systems Inc.	2,869	55,945
Jabil Circuit Inc.	3,390	68,919
Molex Inc.	2,584	61,861
TE Connectivity Ltd.	8,000	255,280

Total Electronic Equipment, Instruments & Components		1,234,002

Internet Software & Services - 1.8%
Akamai Technologies Inc.	3,411	108,299	*
eBay Inc.	21,571	906,198	*
Google Inc., Class A Shares	4,769	2,766,354	*
VeriSign Inc.	3,030	132,017	*
Yahoo! Inc.	22,936	363,077	*

Total Internet Software & Services		4,275,945

IT Services - 3.8%
Accenture PLC, Class A Shares	12,302	739,227
Automatic Data Processing Inc.	9,372	521,646
Cognizant Technology Solutions Corp., Class A Shares	5,768	346,080	*
Computer Sciences Corp.	2,929	72,698
Fidelity National Information Services Inc.	4,514	153,837
Fiserv Inc.	2,612	188,639	*
International Business Machines Corp.	21,680	4,240,175
MasterCard Inc., Class A Shares	2,040	877,424
Paychex Inc.	6,191	194,459
SAIC Inc.	5,250	63,630
Teradata Corp.	3,228	232,448	*
Total System Services Inc.	3,085	73,824
Visa Inc., Class A Shares	9,486	1,172,754
Western Union Co.	11,633	195,900

Total IT Services		9,072,741

Office Electronics - 0.1%
Xerox Corp.	25,290	199,032

Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices Inc.	11,069	63,425	*
Altera Corp.	5,985	202,532
Analog Devices Inc.	5,578	210,123
Applied Materials Inc.	24,127	276,495
Broadcom Corp., Class A Shares	9,342	315,760	*
First Solar Inc.	1,094	16,476	*
Intel Corp.	94,986	2,531,377
KLA-Tencor Corp.	3,135	154,399
Lam Research Corp.	3,746	141,374	*
Linear Technology Corp.	4,330	135,659
LSI Corp.	10,242	65,241	*
Microchip Technology Inc.	3,634	120,213
Micron Technology Inc.	18,277	115,328	*
NVIDIA Corp.	11,484	158,709	*
Teradyne Inc.	3,535	49,702	*
Texas Instruments Inc.	21,432	614,884
Xilinx Inc.	4,917	165,064

Total Semiconductors & Semiconductor Equipment		5,336,761

Software - 3.7%
Adobe Systems Inc.	9,287	300,620	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Software - 3.7% (continued)
Autodesk Inc.	4,369	$152,871	*
BMC Software Inc.	2,996	127,869	*
CA Inc.	6,751	182,885
Citrix Systems Inc.	3,540	297,148	*
Electronic Arts Inc.	5,938	73,334	*
Intuit Inc.	5,605	332,657
Microsoft Corp.	141,494	4,328,301
Oracle Corp.	72,616	2,156,695
Red Hat Inc.	3,695	208,694	*
Salesforce.com Inc.	2,634	364,177	*
Symantec Corp.	13,731	200,610	*

Total Software		8,725,861

TOTAL INFORMATION TECHNOLOGY		46,156,550

MATERIALS - 3.3%
Chemicals - 2.2%
Air Products & Chemicals Inc.	3,982	321,467
Airgas Inc.	1,288	108,205
CF Industries Holdings Inc.	1,231	238,494
Dow Chemical Co.	22,701	715,081
E.I. du Pont de Nemours & Co.	17,764	898,325
Eastman Chemical Co.	2,638	132,876
Ecolab Inc.	5,540	379,656
FMC Corp.	2,552	136,481
International Flavors & Fragrances Inc.	1,535	84,118
Monsanto Co.	10,140	839,389
Mosaic Co.	5,608	307,094
PPG Industries Inc.	2,857	303,185
Praxair Inc.	5,605	609,432
Sigma-Aldrich Corp.	2,288	169,152

Total Chemicals		5,242,955

Construction Materials - 0.1%
Vulcan Materials Co.	2,467	97,965

Containers & Packaging - 0.1%
Ball Corp.	2,977	122,206
Bemis Co. Inc.	1,957	61,332
Owens-Illinois Inc.	3,132	60,040	*
Sealed Air Corp.	3,692	57,005

Total Containers & Packaging		300,583

Metals & Mining - 0.7%
Alcoa Inc.	20,444	178,885
Allegheny Technologies Inc.	2,070	66,012
Cliffs Natural Resources Inc.	2,711	133,625
Freeport-McMoRan Copper & Gold Inc.	18,127	617,587
Newmont Mining Corp.	9,305	451,386
Nucor Corp.	6,035	228,727
Titanium Metals Corp.	1,551	17,542
United States Steel Corp.	2,809	57,865

Total Metals & Mining		1,751,629

Paper & Forest Products - 0.2%
International Paper Co.	8,264	238,912
MeadWestvaco Corp.	3,266	93,898

Total Paper & Forest Products		332,810

TOTAL MATERIALS		7,725,942

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
AT&T Inc.	112,396	4,008,041
CenturyLink Inc.	11,794	465,745
Frontier Communications Corp.	18,696	71,606
Verizon Communications Inc.	54,324	2,414,159

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - 3.0% (continued)
Windstream Corp.	11,043	$106,675

Total Diversified Telecommunication Services		7,066,226

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.	4,898	287,317	*
MetroPCS Communications Inc.	5,434	32,876	*
Sprint Nextel Corp.	59,412	193,683	*

Total Wireless Telecommunication Services		513,876

TOTAL TELECOMMUNICATION SERVICES		7,580,102

UTILITIES - 3.7%
Electric Utilities - 2.0%
American Electric Power Co. Inc.	9,130	364,287
Duke Energy Corp.	25,461	587,131
Edison International	6,140	283,668
Entergy Corp.	3,326	225,802
Exelon Corp.	16,196	609,294
FirstEnergy Corp.	7,954	391,257
NextEra Energy Inc.	7,850	540,159
Northeast Utilities	5,974	231,851
Pepco Holdings Inc.	4,307	84,288
Pinnacle West Capital Corp.	2,072	107,205
PPL Corp.	10,953	304,603
Progress Energy Inc.	5,643	339,539
Southern Co.	16,380	758,394

Total Electric Utilities		4,827,478

Gas Utilities - 0.2%
AGL Resources Inc.	2,263	87,691
EQT Corp.	2,927	156,975
ONEOK Inc.	3,935	166,490

Total Gas Utilities		411,156

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	12,388	158,938	*
NRG Energy Inc.	4,296	74,579	*

Total Independent Power Producers & Energy Traders		233,517

Multi-Utilities - 1.4%
Ameren Corp.	4,605	154,452
CenterPoint Energy Inc.	8,072	166,848
CMS Energy Corp.	4,928	115,808
Consolidated Edison Inc.	5,524	343,538
Dominion Resources Inc.	10,874	587,196
DTE Energy Co.	3,234	191,873
Integrys Energy Group Inc.	1,453	82,632
NiSource Inc.	5,348	132,363
PG&E Corp.	7,977	361,119
Public Service Enterprise Group Inc.	9,556	310,570
SCANA Corp.	2,200	105,248
Sempra Energy	4,541	312,784
TECO Energy Inc.	4,086	73,793
Wisconsin Energy Corp.	4,334	171,496
Xcel Energy Inc.	9,242	262,565

Total Multi-Utilities		3,372,285

TOTAL UTILITIES		8,844,436

TOTAL COMMON STOCKS (Cost - $172,766,880)		233,662,638

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
WARRANTS - 0.0%
Kinder Morgan Inc. (Cost - $14,925)		2/15/17	$9,411	$20,328	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $172,781,805)				233,682,966

SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Interest in $1,000,000,000 joint tri-party repurchase agreement dated 6/29/12 with RBS Securities Inc.; Proceeds at maturity - $3,516,047; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 7/16/12 to 1/10/25; Market value - $3,586,324) (Cost - $3,516,000)	0.160%	7/2/12	3,516,000	3,516,000

TOTAL INVESTMENTS - 99.9% (Cost - $176,297,805#)				237,198,966
Other Assets in Excess of Liabilities - 0.1%				260,763

TOTAL NET ASSETS - 100.0%				$237,459,729

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT	- Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Long-term investments†:
Common stocks	$233,662,638	—	—	$233,662,638
Warrants	20,328	—	—	20,328

Total long-term investments	$233,682,966	—	—	$233,682,966

Short-term investments†	—	$3,516,000	—	3,516,000

Total investments	$233,682,966	$3,516,000	—	$237,198,966

Other financial instruments:
Futures contracts	$102,990	—	—	$102,990

Total	$233,785,956	$3,516,000	—	$237,301,956

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued) (continued)

2. Investments

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$85,906,362
Gross unrealized depreciation	(25,005,201)

Net unrealized appreciation	$60,901,161

At June 30, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index Futures	12	9/12	$3,966,210	$4,069,200	$102,990

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at June 30, 2012.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Equity Risk	$102,990

During the period ended June 30, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$2,533,753

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	August 23, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2012